Prospectus Supplement — January 20, 2012 to the Prospectuses listed below

Fund	Prospectuses Dated
Columbia Absolute Return Multi-Strategy Fund	08/01/2011

Columbia Absolute Return Multi-Strategy Fund
The information under the caption “Past Performance” in the Summary section is hereby superseded and replaced with the following information:

The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations. The Fund commenced operations on March 31, 2011.

When performance is available, the Fund intends to compare its performance to the performance of the Citigroup 3-month Treasury Bill Index as the primary benchmark and as the secondary benchmark, the Barclays Capital U.S. Aggregate Bond Index.